Document and Entity Information	Nov. 18, 2020
Details
Registrant CIK	0001767837
Registrant Name	Richmond Mutual Bancorporation, Inc.
SEC Form	8-K
Period End date	Nov. 18, 2020
Trading Symbol	RMBI
Trading Exchange	NASDAQ
Tax Identification Number (TIN)	36-4926041
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38956
Entity Address, Address Line One	31 North 9th Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47374
City Area Code	765
Local Phone Number	962-2581
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Amendment Flag	false